Putnam VT Research Fund
The fund's portfolio
3/31/22 (Unaudited)

COMMON STOCKS (94.5%)(a)
	Shares	Value
Aerospace and defense (2.4%)
Boeing Co. (The)(NON)	521	$99,772
CAE, Inc. (Canada)(NON)	4,181	108,827
General Dynamics Corp.	411	99,125
Northrop Grumman Corp.	1,571	702,583
Raytheon Technologies Corp.	6,499	643,856

		1,654,163
Airlines (0.3%)
Southwest Airlines Co.(NON)	4,650	212,970

		212,970
Automobiles (2.0%)
General Motors Co.(NON)	2,496	109,175
Tesla, Inc.(NON)	1,200	1,293,120

		1,402,295
Banks (3.0%)
Bank of America Corp.	18,800	774,936
Citigroup, Inc.	19,584	1,045,786
Silvergate Capital Corp. Class A(NON)	1,659	249,796

		2,070,518
Beverages (2.3%)
Coca-Cola Co. (The)	10,487	650,194
Constellation Brands, Inc. Class A	271	62,417
PepsiCo, Inc.	5,393	902,680

		1,615,291
Biotechnology (2.9%)
AbbVie, Inc.	5,743	930,998
Amgen, Inc.	696	168,307
Ascendis Pharma A/S ADR (Denmark)(NON)	1,633	191,649
Ironwood Pharmaceuticals, Inc.(NON)	11,052	139,034
Regeneron Pharmaceuticals, Inc.(NON)	852	595,054

		2,025,042
Building products (0.8%)
Johnson Controls International PLC	8,572	562,066

		562,066
Capital markets (2.5%)
Charles Schwab Corp. (The)	4,220	355,788
Goldman Sachs Group, Inc. (The)	2,505	826,901
KKR & Co., Inc.	5,381	314,627
Quilter PLC (United Kingdom)	132,689	246,443

		1,743,759
Chemicals (1.7%)
Corteva, Inc.	6,227	357,928
Eastman Chemical Co.	1,215	136,153
Linde PLC	720	229,990
PPG Industries, Inc.	1,316	172,488
Sherwin-Williams Co. (The)	1,102	275,081

		1,171,640
Construction materials (0.2%)
CRH PLC ADR (Ireland)	2,849	114,131

		114,131
Containers and packaging (0.4%)
Avery Dennison Corp.	1,625	282,701

		282,701
Diversified financial services (0.8%)
Apollo Global Management, Inc.	8,640	535,594

		535,594
Electric utilities (2.5%)
American Electric Power Co., Inc.	2,377	237,153
NextEra Energy, Inc.	4,389	371,792
NRG Energy, Inc.	28,561	1,095,600

		1,704,545
Electrical equipment (0.5%)
Emerson Electric Co.	3,213	315,035

		315,035
Electronic equipment, instruments, and components (0.3%)
Vontier Corp.	8,731	221,680

		221,680
Entertainment (0.7%)
Sea, Ltd. ADR (Singapore)(NON)	612	73,311
Walt Disney Co. (The)(NON)	2,777	380,893

		454,204
Equity real estate investment trusts (REITs) (1.0%)
Gaming and Leisure Properties, Inc.(R)	11,432	536,504
Vornado Realty Trust(R)	3,823	173,258

		709,762
Food and staples retail (1.5%)
BJ's Wholesale Club Holdings, Inc.(NON)	777	52,533
Costco Wholesale Corp.	612	352,420
Walmart, Inc.	4,393	654,206

		1,059,159
Food products (0.3%)
McCormick & Co., Inc. (non-voting shares)	1,776	177,245

		177,245
Health-care equipment and supplies (2.3%)
Abbott Laboratories	2,362	279,566
Baxter International, Inc.	1,485	115,147
Boston Scientific Corp.(NON)	8,457	374,561
Cooper Cos., Inc. (The)	242	101,057
DexCom, Inc.(NON)	378	193,385
Edwards Lifesciences Corp.(NON)	442	52,032
Intuitive Surgical, Inc.(NON)	794	239,534
Medtronic PLC	2,128	236,102

		1,591,384
Health-care providers and services (3.5%)
Anthem, Inc.	1,175	577,184
Cardinal Health, Inc.	1,242	70,421
Cigna Corp.	1,202	288,011
CVS Health Corp.	1,716	173,676
McKesson Corp.	557	170,514
UnitedHealth Group, Inc.	2,348	1,197,410

		2,477,216
Hotels, restaurants, and leisure (2.0%)
Aramark	3,790	142,504
Booking Holdings, Inc.(NON)	225	528,401
Chipotle Mexican Grill, Inc.(NON)	161	254,707
Hilton Worldwide Holdings, Inc.(NON)	2,099	318,502
Penn National Gaming, Inc.(NON)	3,781	160,390

		1,404,504
Household durables (0.5%)
PulteGroup, Inc.	8,627	361,471

		361,471
Household products (1.7%)
Procter & Gamble Co. (The)	7,596	1,160,669

		1,160,669
Industrial conglomerates (0.9%)
General Electric Co.	1,726	157,929
Honeywell International, Inc.	2,236	435,081

		593,010
Insurance (2.7%)
AIA Group, Ltd. (Hong Kong)	15,600	163,323
Assured Guaranty, Ltd.	16,403	1,044,215
AXA SA (France)	10,122	295,602
Prudential PLC (United Kingdom)	26,686	394,200

		1,897,340
Interactive media and services (5.1%)
Alphabet, Inc. Class A(NON)	961	2,672,877
Meta Platforms, Inc. Class A(NON)	3,825	850,527

		3,523,404
Internet and direct marketing retail (5.2%)
Amazon.com, Inc.(NON)	1,136	3,703,303

		3,703,303
IT Services (4.9%)
Fidelity National Information Services, Inc.	10,201	1,024,384
Mastercard, Inc. Class A	4,285	1,531,373
PayPal Holdings, Inc.(NON)	1,930	223,205
Visa, Inc. Class A	2,887	640,250

		3,419,212
Life sciences tools and services (2.3%)
Avantor, Inc.(NON)	5,316	179,787
Bio-Rad Laboratories, Inc. Class A(NON)	353	198,820
Danaher Corp.	1,868	547,940
Illumina, Inc.(NON)	438	153,037
Thermo Fisher Scientific, Inc.	892	526,860

		1,606,444
Machinery (1.5%)
Deere & Co.	713	296,223
Ingersoll Rand, Inc.	4,023	202,558
Otis Worldwide Corp.	6,755	519,797

		1,018,578
Metals and mining (0.6%)
Agnico-Eagle Mines, Ltd. (Canada)	1,948	119,203
Alamos Gold, Inc. Class A (Canada)	19,716	166,009
Anglo American PLC (United Kingdom)	2,219	114,448

		399,660
Multi-utilities (0.3%)
Ameren Corp.	2,359	221,180

		221,180
Multiline retail (0.7%)
Target Corp.	2,184	463,488

		463,488
Oil, gas, and consumable fuels (3.8%)
Cenovus Energy, Inc. (Canada)	44,223	737,197
ConocoPhillips	3,405	340,500
Exxon Mobil Corp.	14,399	1,189,213
Shell PLC (United Kingdom)	11,923	327,212
TotalEnergies SE (France)	1,078	54,696

		2,648,818
Personal products (0.2%)
Olaplex Holdings, Inc.(NON)	8,629	134,871

		134,871
Pharmaceuticals (3.0%)
4Front Ventures Corp.(NON)	155,390	124,312
Bristol-Myers Squibb Co.	2,165	158,110
Eli Lilly and Co.	1,253	358,822
Johnson & Johnson	3,852	682,690
Merck & Co., Inc.	4,116	337,718
Pfizer, Inc.	8,283	428,811

		2,090,463
Professional services (0.1%)
Booz Allen Hamilton Holding Corp.	1,149	100,928

		100,928
Road and rail (2.0%)
CSX Corp.	5,768	216,012
Union Pacific Corp.	4,362	1,191,742

		1,407,754
Semiconductors and semiconductor equipment (3.7%)
Advanced Micro Devices, Inc.(NON)	7,926	866,629
NVIDIA Corp.	2,786	760,188
Qualcomm, Inc.	6,231	952,221

		2,579,038
Software (11.4%)
Adobe, Inc.(NON)	1,425	649,259
Intuit, Inc.	1,821	875,610
Microsoft Corp.	14,471	4,461,551
Oracle Corp.	12,304	1,017,910
salesforce.com, Inc.(NON)	3,052	648,001
Unity Software, Inc.(NON)	2,931	290,785

		7,943,116
Specialty retail (2.7%)
Bath & Body Works, Inc.	1,341	64,100
Burlington Stores, Inc.(NON)	355	64,670
CarMax, Inc.(NON)	1,754	169,226
Home Depot, Inc. (The)	3,995	1,195,823
O'Reilly Automotive, Inc.(NON)	345	236,311
TJX Cos., Inc. (The)	1,530	92,687
Warby Parker, Inc. Class A(NON)	1,704	57,612

		1,880,429
Technology hardware, storage, and peripherals (4.9%)
Apple, Inc.	19,501	3,405,070

		3,405,070
Textiles, apparel, and luxury goods (0.5%)
Levi Strauss & Co. Class A	3,877	76,610
Lululemon Athletica, Inc. (Canada)(NON)	223	81,446
Nike, Inc. Class B	1,622	218,256

		376,312
Tobacco (0.2%)
Altria Group, Inc.	2,622	137,000

		137,000
Trading companies and distributors (0.4%)
United Rentals, Inc.(NON)	698	247,937

		247,937
Wireless telecommunication services (1.3%)
T-Mobile US, Inc.(NON)	7,076	908,205

		908,205

Total common stocks (cost $48,964,593)		$65,732,604

UNITS (0.1%)(a)
	Units	Value
GoGreen Investments Corp.(NON)	7,909	$79,881

Total units (cost $79,090)		$79,881

SHORT-TERM INVESTMENTS (5.6%)(a)
		Principal amount/shares	Value
Putnam Short Term Investment Fund Class P 0.39%(AFF)	Shares	3,692,397	$3,692,397
U.S. Treasury Bills 0.183%, 4/26/22(SEG)		$200,000	199,982

Total short-term investments (cost $3,892,372)			$3,892,379
TOTAL INVESTMENTS

Total investments (cost $52,936,055)			$69,704,864

	FORWARD CURRENCY CONTRACTS at 3/31/22 (aggregate face value $3,763,153) (Unaudited)
	Counterparty	Currency	Contract type*	Delivery date	Value	Aggregate face value	Unrealized appreciation/ (depreciation)
	Bank of America N.A.
		Danish Krone	Sell	6/15/22	$174,312	$174,057	$(255)
		Euro	Sell	6/15/22	183,912	184,557	645
	Barclays Bank PLC
		British Pound	Sell	6/15/22	163,371	166,462	3,091
		Euro	Sell	6/15/22	272,872	273,797	925
	Citibank, N.A.
		Canadian Dollar	Sell	4/20/22	227,634	223,419	(4,215)
		Euro	Sell	6/15/22	10,760	10,798	38
	Goldman Sachs International
		British Pound	Sell	6/15/22	814,095	829,501	15,406
		Euro	Sell	6/15/22	162,060	162,530	470
	HSBC Bank USA, National Association
		Euro	Sell	6/15/22	108,151	108,523	372
	JPMorgan Chase Bank N.A.
		Canadian Dollar	Sell	4/20/22	697,379	688,115	(9,264)
		Singapore Dollar	Sell	5/18/22	131,318	132,383	1,065
	Morgan Stanley & Co. International PLC
		Euro	Sell	6/15/22	101,495	101,834	339
	NatWest Markets PLC
		Canadian Dollar	Sell	4/20/22	153,809	150,964	(2,845)
	State Street Bank and Trust Co.
		Euro	Buy	6/15/22	261,780	261,482	298
		Hong Kong Dollar	Sell	5/18/22	118,884	119,476	592
	UBS AG
		Canadian Dollar	Sell	4/20/22	179,164	175,255	(3,909)

	Unrealized appreciation						23,241

	Unrealized (depreciation)						(20,488)

	Total						$2,753
*	The exchange currency for all contracts listed is the United States Dollar.

FUTURES CONTRACTS OUTSTANDING at 3/31/22 (Unaudited)
	Number of contracts	Notional amount	Value	Expiration date	Unrealized appreciation/ (depreciation)
S&P 500 Index E-Mini (Long)	11	$2,491,726	$2,491,913	Jun-22	$133,780

Unrealized appreciation					133,780

Unrealized (depreciation)					—

Total					$133,780

WRITTEN OPTIONS OUTSTANDING at 3/31/22 (premiums $848) (Unaudited)
Counterparty	Expiration date/ strike price	Notional amount	Contract amount	Value
Goldman Sachs International
Thermo Fisher Scientific, Inc. (Put)	Jun-22/$500.00	$30,714	$52	$255

Total				$255

Key to holding's abbreviations
ADR	American Depository Receipts: Represents ownership of foreign securities on deposit with a custodian bank.
Notes to the fund's portfolio
Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from January 1, 2022 through March 31, 2022 (the reporting period). Within the following notes to the portfolio, references to "Putnam Management" represent Putnam Investment Management, LLC, the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC, references to "ASC 820" represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures and references to "OTC", if any, represent over-the-counter.
(a)	Percentages indicated are based on net assets of $69,531,424.
(NON)	This security is non-income-producing.
(AFF)	Affiliated company. For investments in Putnam Short Term Investment Fund, the rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period. Transactions during the period with any company which is under common ownership or control were as follows:
	Name of affiliate	Fair value as of 12/31/21	Purchase cost	Sale proceeds	Investment income	Shares outstanding and fair value as of 3/31/22
Short-term investments
	Putnam Cash Collateral Pool, LLC*#	$875,550	$1,013,275	$1,888,825	$256	$—
	Putnam Short Term Investment Fund**	3,101,912	4,011,470	3,420,985	819	3,692,397

	Total Short-term investments	$3,977,462	$5,024,745	$5,309,810	$1,075	$3,692,397
* The fund may lend securities, through its agent, to qualified borrowers in order to earn additional income. The loans are collateralized by cash in an amount at least equal to the fair value of the securities loaned. The fair value of securities loaned is determined daily and any additional required collateral is allocated to the fund on the next business day. The remaining maturities of the securities lending transactions are considered overnight and continuous. The risk of borrower default will be borne by the fund’s agent; the fund will bear the risk of loss with respect to the investment of the cash collateral. The fund receives cash collateral, which is invested in Putnam Cash Collateral Pool, LLC, a limited liability company managed by an affiliate of Putnam Management. Investments in Putnam Cash Collateral Pool, LLC are valued at its closing net asset value each business day. There are no management fees charged to Putnam Cash Collateral Pool, LLC and there were no realized or unrealized gains or losses during the period.
# At the close of the reporting period, the fund did not have any securities on loan.
** Management fees charged to Putnam Short Term Investment Fund have been waived by Putnam Management. There were no realized or unrealized gains or losses during the period.
(SEG)	This security, in part or in entirety, was pledged and segregated with the broker to cover margin requirements for futures contracts at the close of the reporting period. Collateral at period end totaled $136,986.
(R)	Real Estate Investment Trust.
At the close of the reporting period, the fund maintained liquid assets totaling $48,687 to cover certain derivative contracts.
Unless otherwise noted, the rates quoted in Short-term investments security descriptions represent the weighted average yield to maturity.
The dates shown on debt obligations are the original maturity dates.
Security valuation: Portfolio securities and other investments are valued using policies and procedures adopted by the Board of Trustees. The Trustees have formed a Pricing Committee to oversee the implementation of these procedures and have delegated responsibility for valuing the fund’s assets in accordance with these procedures to Putnam Management. Putnam Management has established an internal Valuation Committee that is responsible for making fair value determinations, evaluating the effectiveness of the pricing policies of the fund and reporting to the Pricing Committee.
Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets, and are classified as Level 1 securities under ASC 820. If no sales are reported, as in the case of some securities that are traded OTC, a security is valued at its last reported bid price and is generally categorized as a Level 2 security.
Investments in open-end investment companies (excluding exchange-traded funds), if any, which can be classified as Level 1 or Level 2 securities, are valued based on their net asset value. The net asset value of such investment companies equals the total value of their assets less their liabilities and divided by the number of their outstanding shares.
Market quotations are not considered to be readily available for certain debt obligations (including short-term investments with remaining maturities of 60 days or less) and other investments; such investments are valued on the basis of valuations furnished by an independent pricing service approved by the Trustees or dealers selected by Putnam Management. Such services or dealers determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities (which consider such factors as security prices, yields, maturities and ratings). These securities will generally be categorized as Level 2.
Many securities markets and exchanges outside the U.S. close prior to the scheduled close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the scheduled close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value certain foreign equity securities taking into account multiple factors including movements in the U.S. securities markets, currency valuations and comparisons to the valuation of American Depository Receipts, exchange-traded funds and futures contracts. The foreign equity securities, which would generally be classified as Level 1 securities, will be transferred to Level 2 of the fair value hierarchy when they are valued at fair value. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent. At the close of the reporting period, fair value pricing was used for certain foreign securities in the portfolio. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate.
To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management in accordance with policies and procedures approved by the Trustees. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures, recovery rates, sales and other multiples and resale restrictions. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.
To assess the continuing appropriateness of fair valuations, the Valuation Committee reviews and affirms the reasonableness of such valuations on a regular basis after considering all relevant information that is reasonably available. Such valuations and procedures are reviewed periodically by the Trustees. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.
Options contracts: The fund used options contracts to hedge against changes in values of securities it owns, owned or expects to own.
The potential risk to the fund is that the change in value of options contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments if there is an illiquid secondary market for the contracts, if interest or exchange rates move unexpectedly or if the counterparty to the contract is unable to perform. Realized gains and losses on purchased options are included in realized gains and losses on investment securities. If a written call option is exercised, the premium originally received is recorded as an addition to sales proceeds. If a written put option is exercised, the premium originally received is recorded as a reduction to the cost of investments.
Exchange-traded options are valued at the last sale price or, if no sales are reported, the last bid price for purchased options and the last ask price for written options. OTC traded options are valued using prices supplied by dealers.
Options on swaps are similar to options on securities except that the premium paid or received is to buy or grant the right to enter into a previously agreed upon interest rate or credit default contract. Forward premium swap options contracts include premiums that have extended settlement dates. The delayed settlement of the premiums is factored into the daily valuation of the option contracts. In the case of interest rate cap and floor contracts, in return for a premium, ongoing payments between two parties are based on interest rates exceeding a specified rate, in the case of a cap contract, or falling below a specified rate in the case of a floor contract.
For the fund's average contract amount on options contracts, see the appropriate table at the end of these footnotes.
Futures contracts: The fund used futures contracts to equitize cash.
The potential risk to the fund is that the change in value of futures contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, if interest or exchange rates move unexpectedly or if the counterparty to the contract is unable to perform. With futures, there is minimal counterparty credit risk to the fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.
Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade. The fund and the broker agree to exchange an amount of cash equal to the daily fluctuation in the value of the futures contract. Such receipts or payments are known as “variation margin”.
For the fund's average number of futures contracts, see the appropriate table at the end of these footnotes.
Forward currency contracts: The fund buys and sells forward currency contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date. These contracts were used to hedge foreign exchange risk.
The U.S. dollar value of forward currency contracts is determined using current forward currency exchange rates supplied by a quotation service. The fair value of the contract will fluctuate with changes in currency exchange rates. The contract is marked to market daily and the change in fair value is recorded as an unrealized gain or loss. The fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed when the contract matures or by delivery of the currency. The fund could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the fund is unable to enter into a closing position.
For the fund's average contract amount on forward currency contracts, see the appropriate table at the end of these footnotes.
Master agreements: The fund is a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements (Master Agreements) with certain counterparties that govern OTC derivative and foreign exchange contracts entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the fund is held in a segregated account by the fund’s custodian and, with respect to those amounts which can be sold or repledged, is presented in the fund’s portfolio.
Collateral pledged by the fund is segregated by the fund’s custodian and identified in the fund’s portfolio. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the fund and the applicable counterparty. Collateral requirements are determined based on the fund’s net position with each counterparty.
Termination events applicable to the fund may occur upon a decline in the fund’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term and short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the fund’s counterparties to elect early termination could impact the fund’s future derivative activity.
At the close of the reporting period, the fund had a net liability position of $19,130 on open derivative contracts subject to the Master Agreements. There was no collateral posted by the fund at period end for these agreements.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund's investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund's net assets as of the close of the reporting period:
	Valuation inputs
Investments in securities:	Level 1	Level 2	Level 3
Common stocks*:
Communication services	$4,885,813	$—	$—
Consumer discretionary	9,591,802	—	—
Consumer staples	4,284,235	—	—
Energy	2,266,910	381,908	—
Financials	5,147,643	1,099,568	—
Health care	9,790,549	—	—
Industrials	6,112,441	—	—
Information technology	17,568,116	—	—
Materials	1,853,684	114,448	—
Real estate	709,762	—	—
Utilities	1,925,725	—	—

Total common stocks	64,136,680	1,595,924	—
Units	79,881	—	—
Short-term investments	—	3,892,379	—

Totals by level	$64,216,561	$5,488,303	$—
	Valuation inputs

Other financial instruments:	Level 1	Level 2	Level 3
Forward currency contracts	$—	$2,753	$—
Futures contracts	133,780	—	—
Written options outstanding	—	(255)	—

Totals by level	$133,780	$2,498	$—
* Common stock classifications are presented at the sector level, which may differ from the fund's portfolio presentation.
The volume of activity for the reporting period for any derivative type that was held at the close of the period is listed below and was based on an average of the holdings of that derivative at the end of each fiscal quarter in the reporting period:
Written equity option contracts (contract amount)	$40
Futures contracts (number of contracts)	10
Forward currency contracts (contract amount)	$4,900,000
For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com